S000077300 [Member] Average Annual Total Returns	12 Months Ended	23 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	7.11%	[1]
Performance Inception Date		Jan. 19, 2023
MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	4.92%	[1]
Performance Inception Date		Jan. 19, 2023
-
Prospectus [Line Items]
Average Annual Return, Percent	8.37%	4.98%	[1]
Performance Inception Date		Jan. 19, 2023
- | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	4.16%	[1]
Performance Inception Date		Jan. 19, 2023
- | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.57%	3.63%	[1]
Performance Inception Date		Jan. 19, 2023

[1]	Since inception January 19, 2023.